Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Salary and benefit payables	¥ 19,420,822	$ 136,162	¥ 22,500,277
Consumption tax payable	12,430,909	87,155
Professional service fee	8,296,135	58,165	16,364,688
Communication costs	5,068,589	35,537	3,432,583
Advertisement	2,233,000	15,656
Withholding tax	1,557,198	10,918	1,066,197
Outsourced development costs	1,214,400	8,514
Corporate business tax	950,000	6,661	950,000
Sales proceeds temporarily received for others			925,212
Resident tax for employees	511,900	3,589	356,600
Others	783,450	5,493	1,555,503
Other payables and accrued expenses	¥ 52,466,403	$ 367,850	¥ 47,151,060